Summary of Significant Accounting Policies: Fair Value of Financial Instruments: Schedule of derivative instruments (Details) (USD $)	Dec. 31, 2012
Details
Derivative liability	$ (5,687,262)
Derivative Liability, Fair Value, Amount Not Offset Against Collateral	$ 5,687,262